UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X MSCI Colombia ETF

Ticker: COLO

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/colo/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$33	0.62%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$137,798,996	31	$388,565	28.07%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.4%
Real Estate	2.5%
Communication Services	3.1%
Repurchase Agreements	3.3%
Consumer Discretionary	3.5%
Industrials	3.8%
Materials	13.0%
Energy	14.6%
Utilities	18.3%
Financials	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Grupo Cibest - Preferred Stock	13.7%
Ecopetrol	8.1%
Interconexion Electrica	8.1%
Grupo Cibest - Common Stock	7.3%
Grupo Energia Bogota	4.8%
Cementos Argos	4.7%
Grupo Aval Acciones y Valores	4.0%
Tecnoglass	3.8%
Parex Resources	3.8%
Grupo de Inversiones Suramericana	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/colo/

GX-SA-COLO-2026

Global X Funds

Global X MSCI China Consumer Discretionary ETF

Ticker: CHIQ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/chiq. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$30	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,222,972	62	$621,419	9.32%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.1%
Consumer Discretionary	100.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
PDD Holdings ADR	9.5%
Alibaba Group Holding	7.9%
Meituan, Cl B	7.9%
BYD, Cl H	7.4%
JD.com, Cl A	5.9%
Trip.com Group	5.1%
Geely Automobile Holdings	4.0%
Yum China Holdings	3.3%
NIO, Cl A	2.9%
ANTA Sports Products	2.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/chiq

GX-SA-CHIQ-2026

Global X Funds

Global X MSCI Norway ETF

Ticker: NORW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/norw/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$29	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$162,153,768	59	$222,869	1.78%

What did the Fund invest in?

 Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.3%
Sweden	0.5%
Denmark	0.6%
South Africa	0.7%
Singapore	0.8%
Faroe Islands	1.0%
United Kingdom	3.6%
Brazil	4.0%
Norway	88.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinor	13.7%
DNB Bank	11.3%
Norsk Hydro	6.4%
Kongsberg Gruppen	6.2%
Aker BP	5.2%
Mowi	4.4%
Yara International	4.0%
Orkla	3.6%
Telenor	3.6%
Storebrand	3.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/norw/

GX-SA-NORW-2026

Global X Funds

Global X FTSE Southeast Asia ETF

Ticker: ASEA

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/asea. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$34	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$94,792,676	42	$272,762	3.73%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase AgreementFootnote Reference**	0.0%
China	0.9%
Philippines	3.5%
Indonesia	10.5%
Malaysia	15.8%
Thailand	20.1%
Singapore	48.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DBS Group Holdings	16.6%
Oversea-Chinese Banking	9.9%
United Overseas Bank	6.1%
Delta Electronics Thailand PCL NVDR	5.0%
Singapore Telecommunications	4.6%
Malayan Banking	3.7%
Public Bank	3.1%
Bank Central Asia	2.9%
Tenaga Nasional	2.9%
CIMB Group Holdings	2.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/asea

GX-SA-ASEA-2026

Global X Funds

Global X MSCI Argentina ETF

Ticker: ARGT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/argt/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$29	0.59%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$887,182,117	32	$2,333,987	12.97%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Industrials	2.4%
Communication Services	2.9%
Repurchase Agreements	6.8%
Utilities	9.7%
Consumer Staples	10.8%
Materials	13.2%
Financials	13.7%
Energy	22.1%
Consumer Discretionary	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	20.4%
YPF ADR	10.0%
Vista Energy ADR	7.7%
Grupo Financiero Galicia ADR	5.6%
Pampa Energia ADR	4.6%
Transportadora de Gas del Sur ADR	4.4%
SSR Mining	4.1%
Lithium Argentina	3.9%
Banco Macro ADR	3.8%
Central Puerto ADR	3.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/argt/

GX-SA-ARGT-2026

Global X Funds

Global X MSCI Greece ETF

Ticker: GREK

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/grek/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$30	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$255,847,618	36	$821,738	7.68%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.0%
Consumer Staples	1.1%
Repurchase Agreements	2.2%
Materials	4.2%
Communication Services	4.6%
Utilities	7.1%
Energy	8.4%
Consumer Discretionary	9.5%
Industrials	16.9%
Financials	46.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
National Bank of Greece	14.9%
Eurobank	11.5%
Piraeus Bank	10.7%
Alpha Bank	6.5%
Hellenic Telecommunications Organization	4.6%
GEK TERNA	4.5%
Metlen Energy & Metals PLC	4.5%
Public Power	4.4%
Motor Oil Hellas Corinth Refineries	4.4%
JUMBO	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/grek/

GX-SA-GREK-2026

Global X Funds

Global X DAX Germany ETF

Ticker: DAX

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dax/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$10	0.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$262,411,032	41	$270,907	1.84%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
United States	0.4%
France	6.1%
Germany	93.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Siemens	11.0%
SAP	8.8%
Allianz	8.7%
Siemens Energy	8.3%
Airbus	6.1%
Deutsche Telekom	5.7%
Infineon Technologies	4.4%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3.9%
Rheinmetall	3.7%
Deutsche Bank	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dax/

GX-SA-DAX-2026

Global X Funds

Global X MSCI Vietnam ETF

Ticker: VNAM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/vnam. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$27	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,325,449	70	$74,162	14.61%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Consumer Discretionary	0.9%
Utilities	1.6%
Energy	1.8%
Information Technology	4.7%
Materials	9.0%
Industrials	9.3%
Consumer Staples	10.2%
Financials	25.5%
Real Estate	37.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vingroup JSC	24.8%
Hoa Phat Group JSC	6.8%
FPT	4.1%
Vinhomes JSC	3.8%
Masan Group	3.6%
Bank for Foreign Trade of Vietnam JSC	3.3%
SSI Securities	2.9%
Vietnam Dairy Products JSC	2.9%
VIX Securities JSC	2.7%
Saigon Thuong Tin Commercial JSB	2.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/vnam

GX-SA-VNAM-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X MSCI Colombia ETF (ticker: COLO)

Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)

Global X MSCI Norway ETF (ticker: NORW)

Global X FTSE Southeast Asia ETF (ticker: ASEA)

Global X MSCI Argentina ETF (ticker: ARGT)

Global X MSCI Greece ETF (ticker: GREK)

Global X DAX Germany ETF (ticker: DAX)

Global X MSCI Vietnam ETF (ticker: VNAM)

Semi-Annual Financials and Other Information

April 30, 2026

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 73.4%
CANADA — 5.9%
Energy — 3.8%
Parex Resources	245,467	$5,161,462

Utilities — 2.1%
Brookfield Renewable (A)	81,438	2,949,741

TOTAL CANADA		8,111,203
CHILE — 2.2%
Consumer Discretionary — 2.2%
Empresas Copec	433,122	3,023,137

COLOMBIA — 58.4%
Consumer Discretionary — 1.3%
Organizacion Terpel	367,666	1,790,721

Consumer Staples — 1.4%
Almacenes Exito	1,660,496	1,921,230

Energy — 10.8%
Ecopetrol	15,594,618	11,169,668
Geopark (A)	380,063	3,679,010
		14,848,678
Financials — 14.7%
Banco de Bogota	202,833	2,121,080
Financiera Colombiana *	742,073	3,168,622
Grupo Cibest	483,863	10,055,792
Grupo de Inversiones Suramericana	349,792	4,939,473
		20,284,967
Materials — 11.5%
Aris Mining *	199,455	3,557,981
Cementos Argos	1,969,917	6,457,837
Grupo Argos	863,712	3,759,397
Mineros	554,590	2,077,797
		15,853,012

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.5%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	200,869	$3,375,475

Utilities — 16.2%
Celsia	3,310,977	4,551,441
Grupo Energia Bogota	7,958,436	6,675,860
Interconexion Electrica	1,437,283	11,141,882
		22,369,183
TOTAL COLOMBIA		80,443,266
GUATEMALA — 3.1%
Communication Services — 3.1%
Millicom International Cellular	50,824	4,313,941

UNITED STATES — 3.8%
Industrials — 3.8%
Tecnoglass	121,153	5,219,271

TOTAL COMMON STOCK (Cost $76,560,583)		101,110,818

PREFERRED STOCK — 26.0%
COLOMBIA—26.0%
Financials — 24.5%
Davivienda Group (B)	634,046	4,555,337
Grupo Aval Acciones y Valores (B)	24,889,689	5,519,599
Grupo Cibest (B)	1,100,857	18,941,967
Grupo de Inversiones Suramericana (B)	427,029	4,762,007
		33,778,910
Materials — 1.5%
Grupo Argos (B)	624,787	2,096,387
TOTAL COLOMBIA		35,875,297
TOTAL PREFERRED STOCK (Cost $22,441,863)		35,875,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 3.3%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,068,483 (collateralized by various U.S. Treasury Obligations, ranging in par value $73 - $92,737, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $1,086,701)	$1,068,373	$1,068,373
Citigroup Global Markets, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $272,805 (collateralized by various U.S. Treasury Obligations, ranging in par value $11,507 - $268,606, 1.250% - 3.500%, 06/30/2028 - 02/15/2029, with a total market value of $276,263)	272,777	272,777
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,068,481 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $283 - $445,342, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $1,085,432)	1,068,373	1,068,373
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,068,481 (collateralized by various U.S. Treasury Obligations, ranging in par value $167,100 - $1,160,823, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $1,071,416)	1,068,373	1,068,373

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.630%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,068,481 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,046 - $602,570, 0.000% - 4.625%, 05/31/2027 - 02/15/2051, with a total market value of $1,089,607)	$1,068,373	$1,068,373
TOTAL REPURCHASE AGREEMENTS (Cost $4,546,269)		4,546,269
TOTAL INVESTMENTS — 102.7% (Cost $103,548,715)		$141,532,384

Percentages are based on Net Assets of $137,798,996.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $4,473,470.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $4,546,269. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$101,110,818	$—	$—	$101,110,818
Preferred Stock	35,875,297	—	—	35,875,297
Repurchase Agreements	—	4,546,269	—	4,546,269
Total Investments in Securities	$136,986,115	$4,546,269	$—	$141,532,384

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 100.1%
Consumer Discretionary — 100.1%
Alibaba Group Holding	725,656	$11,671,633
Anhui Jianghuai Automobile Group, Cl A *	106,600	738,610
ANTA Sports Products	379,696	3,933,280
BAIC BluePark New Energy Technology, Cl A *	309,100	321,661
Beijing Roborock Technology, Cl A	12,569	213,029
Bosideng International Holdings	3,430,500	1,865,509
BYD, Cl A	144,446	2,177,150
BYD, Cl H	839,440	10,983,577
CCOOP Group, Cl A *	875,700	224,297
Changzhou Xingyu Automotive Lighting Systems, Cl A	14,130	256,610
China Tourism Group Duty Free, Cl A	95,150	913,850
Chongqing Afari Technology, Cl A *	219,300	360,453
Chongqing Changan Automobile, Cl A	401,808	560,456
Chow Tai Fook Jewellery Group (A)	1,240,100	1,682,753
Ecovacs Robotics, Cl A	28,650	273,235
Fuyao Glass Industry Group, Cl A	97,614	841,078
Fuyao Glass Industry Group, Cl H	310,000	2,354,556
Geely Automobile Holdings	2,022,400	5,911,978
Great Wall Motor, Cl H	1,255,197	1,858,661
Gree Electric Appliances of Zhuhai, Cl A	135,600	794,863
Guangzhou Automobile Group, Cl A	298,500	307,135
H World Group ADR	68,732	3,549,321
Haidilao International Holding (A)	1,039,700	1,905,868
Haier Smart Home, Cl A	303,419	956,129
Haier Smart Home, Cl H	909,460	2,544,805
Hesai Group, Cl B *(A)	40,940	904,116
Huayu Automotive Systems, Cl A	152,980	417,807
Huizhou Desay Sv Automotive, Cl A	29,500	445,025
JD.com, Cl A	593,404	8,809,687
Laopu Gold, Cl H (A)	21,220	1,495,253
Li Auto, Cl A *	381,636	3,290,826
Li Ning	1,025,300	2,646,442
Meituan, Cl B *	1,095,500	11,641,982
Midea Group, Cl A	169,000	2,006,030
Midea Group, Cl H	198,500	2,272,915
MINISO Group Holding	334,000	1,207,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
New Oriental Education & Technology Group	529,640	$2,840,973
Ningbo Tuopu Group, Cl A	84,545	744,186
NIO, Cl A *	676,320	4,247,639
PDD Holdings ADR *	141,141	14,097,163
Pop Mart International Group (A)	156,200	3,134,468
SAIC Motor, Cl A	371,800	749,874
Sailun Group, Cl A	159,753	325,475
Seres Group, Cl A	79,300	1,030,081
Shenzhou International Group Holdings	342,092	2,043,709
Sichuan Changhong Electric, Cl A	224,000	286,543
TAL Education Group ADR *	198,692	2,209,455
Tongcheng Travel Holdings	788,600	1,786,839
Trip.com Group	140,872	7,513,173
Vipshop Holdings ADR	149,816	2,155,852
Wanxiang Qianchao, Cl A	161,100	379,386
XPeng, Cl A *	423,676	3,299,089
Yadea Group Holdings	1,007,100	1,546,566
Yum China Holdings	100,948	4,909,678
Zhejiang China Commodities City Group, Cl A	265,400	514,691
Zhejiang Leapmotor Technology, Cl H *	322,200	1,950,372
Zhejiang Wanfeng Auto Wheel, Cl A	106,000	211,462

TOTAL CHINA		148,314,706
TOTAL COMMON STOCK (Cost $192,152,043)		148,314,706

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.1%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $385,010 (collateralized by various U.S. Treasury Obligations, ranging in par value $26 - $33,416, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $391,574)	$384,970	384,970

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $98,304 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,146 - $96,791, 1.250% - 3.500%, 06/30/2028 - 02/15/2029, with a total market value of $99,550)	$98,294	$98,294
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $385,009 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $102 - $160,471, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $391,117)	384,970	384,970
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $385,009 (collateralized by various U.S. Treasury Obligations, ranging in par value $60,212 - $418,283, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $386,067)	384,970	384,970
RBC Dominion Securities, Inc. 3.630%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $385,009 (collateralized by various U.S. Treasury Obligations, ranging in par value $377 - $217,126, 0.000% - 4.625%, 05/31/2027 - 02/15/2051, with a total market value of $392,621)	384,970	384,970
TOTAL REPURCHASE AGREEMENTS (Cost $1,638,174)		1,638,174
TOTAL INVESTMENTS — 101.2% (Cost $193,790,217)		$149,952,880

Percentages are based on Net Assets of $148,222,972.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $4,787,836.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $1,638,174. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $3,257,131.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$148,314,706	$—	$—	$148,314,706
Repurchase Agreements	—	1,638,174	—	1,638,174
Total Investments in Securities	$148,314,706	$1,638,174	$—	$149,952,880

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.4%
BRAZIL — 4.0%
Materials — 4.0%
Yara International	113,002	$6,547,425

DENMARK — 0.6%
Industrials — 0.6%
Cadeler *	153,084	1,053,187

FAROE ISLANDS — 1.0%
Consumer Staples — 1.0%
Bakkafrost	34,054	1,691,242

NORWAY — 88.2%
Communication Services — 5.6%
Telenor	355,136	5,821,839
Vend Marketplaces, Cl B	115,873	3,173,784
		8,995,623
Consumer Discretionary — 0.7%
Europris	105,894	1,076,857

Consumer Staples — 10.6%
Austevoll Seafood	60,946	611,910
Leroy Seafood Group	179,513	876,859
Mowi	323,071	7,133,359
Orkla	478,736	5,877,029
Salmar	46,024	2,765,616
		17,264,773
Energy — 25.6%
Aker BP	215,089	8,337,572
Aker Solutions	198,965	901,722
BLUENORD	16,048	1,016,089
BW Offshore	62,408	352,876
DNO	295,666	630,260
DOF Group	99,586	1,470,892
Equinor	557,038	22,263,316
Frontline PLC	98,448	3,566,420
Odfjell Drilling	80,574	860,948

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
TGS	132,511	$2,143,799
		41,543,894
Financials — 22.3%
DNB Bank	606,498	18,294,169
Gjensidige Forsikring	136,465	3,808,216
Protector Forsikring	36,472	1,829,363
Sparebank 1 Nord Norge	63,886	1,077,792
Sparebank 1 Oestlandet	32,022	700,501
SpareBank 1 SMN	87,607	1,947,534
SpareBank 1 Sor-Norge	140,666	3,024,230
Storebrand	287,514	5,523,053
		36,204,858
Industrials — 12.9%
Aker, Cl A	15,137	1,747,591
AutoStore Holdings *	805,026	1,025,472
Hoegh Autoliners	70,712	1,007,174
Kongsberg Gruppen	300,664	10,019,332
Kongsberg Maritime *	298,603	1,949,044
MPC Container Ships	253,625	597,624
Norconsult Norge	73,447	310,681
Norwegian Air Shuttle	351,697	548,003
Odfjell, Cl A	12,385	153,904
Stolt-Nielsen	15,691	509,393
TOMRA Systems	149,460	1,506,232
Wallenius Wilhelmsen, Cl B	70,943	904,461
Wilh Wilhelmsen Holding, Cl A	7,652	569,216
		20,848,127
Information Technology — 3.1%
Kitron	147,401	1,590,852
LINK Mobility Group Holding *(A)	172,341	458,336
NORBIT	23,483	574,542
Nordic Semiconductor *	121,218	2,462,774
		5,086,504
Materials — 7.0%
Elkem	192,653	561,230

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Elopak	90,717	$348,626
Norsk Hydro	943,452	10,370,001
		11,279,857
Real Estate — 0.4%
Entra	30,493	344,835
Public Property Invest, Cl A	150,522	317,788
		662,623
TOTAL NORWAY		142,963,116
SINGAPORE — 0.8%
Energy — 0.8%
BW LPG	64,153	1,276,495

SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec *	85,686	1,109,922

SWEDEN — 0.5%
Information Technology — 0.5%
Atea	52,765	885,977

UNITED KINGDOM — 3.6%
Energy — 3.6%
Paratus Energy Services	56,946	314,646
Subsea 7	153,180	5,486,593

TOTAL UNITED KINGDOM		5,801,239
TOTAL COMMON STOCK (Cost $153,154,688)		161,328,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.3%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $134,014 (collateralized by various U.S. Treasury Obligations, ranging in par value $9 - $11,631, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $136,299)	$134,000	$134,000
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $249,025 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $66 - $103,793, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $252,976)	249,000	249,000
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $25,510 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,989 - $27,714, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $25,580)	25,507	25,507
TOTAL REPURCHASE AGREEMENTS (Cost $408,507)		408,507
TOTAL INVESTMENTS — 99.7% (Cost $153,563,195)		$161,737,110

Percentages are based on Net Assets of $162,153,768.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $387,525.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $408,507. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$161,328,603	$—	$—	$161,328,603
Repurchase Agreements	—	408,507	—	408,507
Total Investments in Securities	$161,328,603	$408,507	$—	$161,737,110

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 98.9%
CHINA — 0.9%
Consumer Staples — 0.9%
Wilmar International	290,532	$823,541

INDONESIA — 10.5%
Communication Services — 1.3%
Telkom Indonesia Persero	7,359,775	1,194,741

Financials — 7.4%
Bank Central Asia	8,225,539	2,779,862
Bank Mandiri Persero	7,378,568	1,871,283
Bank Negara Indonesia Persero	1,960,492	421,319
Bank Rakyat Indonesia Persero	11,049,384	1,908,588
		6,981,052
Industrials — 1.2%
Astra International	3,432,355	1,184,767

Materials — 0.6%
Amman Mineral Internasional *	2,055,400	605,577

TOTAL INDONESIA		9,966,137
MALAYSIA — 15.8%
Financials — 10.3%
CIMB Group Holdings	1,400,645	2,701,483
Hong Leong Bank	103,300	578,990
Malayan Banking	1,268,439	3,538,790
Public Bank	2,452,055	2,889,492
		9,708,755
Health Care — 1.2%
IHH Healthcare	518,197	1,150,824

Materials — 1.4%
Press Metal Aluminium Holdings	626,226	1,360,778

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.9%
Tenaga Nasional	753,844	$2,759,887

TOTAL MALAYSIA		14,980,244
PHILIPPINES — 3.5%
Financials — 1.3%
Bank of the Philippine Islands	317,380	462,066
BDO Unibank	387,389	719,640
		1,181,706
Industrials — 2.2%
International Container Terminal Services	182,800	2,111,232

TOTAL PHILIPPINES		3,292,938
SINGAPORE — 48.1%
Communication Services — 4.6%
Singapore Telecommunications	1,200,458	4,326,569

Financials — 35.0%
DBS Group Holdings	341,465	15,685,056
Oversea-Chinese Banking	548,208	9,426,999
Singapore Exchange	135,300	2,305,375
United Overseas Bank	204,702	5,810,512
		33,227,942
Industrials — 5.7%
Keppel	238,900	2,039,058
Singapore Airlines	254,747	1,258,183
Singapore Technologies Engineering	248,800	2,094,253
		5,391,494
Real Estate — 2.8%
CapitaLand Integrated Commercial Trust ‡	986,799	1,828,625
CapitaLand Investment	374,610	817,727
Keppel ‡	26,133	18,365
		2,664,717
TOTAL SINGAPORE		45,610,722

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 20.1%
Communication Services — 2.9%
Advanced Info Service PCL NVDR	178,034	$1,856,939
True PCL NVDR	2,078,300	873,463
		2,730,402
Consumer Staples — 1.3%
CP ALL PCL NVDR	912,717	1,217,983

Energy — 3.4%
PTT Exploration & Production PCL NVDR	217,385	1,026,989
PTT PCL NVDR	2,051,015	2,217,909
		3,244,898
Financials — 4.1%
Kasikornbank PCL NVDR	292,565	1,741,164
Krung Thai Bank PCL NVDR	980,200	992,303
SCB X PCL NVDR	280,007	1,125,268
		3,858,735
Health Care — 1.0%
Bangkok Dusit Medical Services PCL NVDR	1,791,536	1,005,755

Industrials — 1.0%
Airports of Thailand PCL NVDR	639,959	1,006,148

Information Technology — 5.0%
Delta Electronics Thailand PCL NVDR	487,110	4,722,042

Utilities — 1.4%
Gulf Development PCL NVDR	749,846	1,322,682

TOTAL THAILAND		19,108,645
TOTAL COMMON STOCK (Cost $77,948,982)		93,782,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $0, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $1) (Cost $1)	$1	$1
TOTAL INVESTMENTS — 98.9% (Cost $77,948,983)		$93,782,228

Percentages are based on Net Assets of $94,792,676.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $1. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$93,782,227	$—	$—	$93,782,227
Repurchase Agreement	—	1	—	1
Total Investments in Securities	$93,782,227	$1	$—	$93,782,228

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.4%
ARGENTINA — 55.2%
Communication Services — 2.9%
Telecom Argentina ADR	2,153,034	$25,707,226

Consumer Staples — 1.3%
Cresud SACIF y A ADR	1,050,718	11,820,577

Energy — 22.1%
Transportadora de Gas del Sur ADR	1,288,049	39,298,375
Vista Energy ADR *	918,276	68,246,272
YPF ADR *(A)	1,962,149	88,610,649
		196,155,296
Financials — 13.7%
Banco BBVA Argentina ADR (A)	1,776,607	25,334,416
Banco Macro ADR (A)	467,913	33,689,736
Grupo Financiero Galicia ADR (A)	1,201,257	49,659,964
Grupo Supervielle ADR (A)	1,522,365	12,529,064
		121,213,180
Industrials — 2.4%
Corp America Airports *	836,057	20,859,622

Materials — 1.8%
Bioceres Crop Solutions *	1,184,973	553,501
Loma Negra Cia Industrial Argentina ADR *(A)	1,422,156	15,700,602
		16,254,103
Real Estate — 1.3%
IRSA Inversiones y Representaciones ADR	835,874	11,677,160

Utilities — 9.7%
Central Puerto ADR *	2,216,410	31,273,545
Empresa Distribuidora Y Comercializadora Norte ADR *(A)	555,768	13,921,989
Pampa Energia ADR *(A)	495,460	41,058,770
		86,254,304
TOTAL ARGENTINA		489,941,468

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 25.1%
Consumer Discretionary — 23.6%
Arcos Dorados Holdings, Cl A	3,181,026	$28,374,752
MercadoLibre *	100,653	180,433,587
		208,808,339
Consumer Staples — 1.5%
Adecoagro (A)	954,665	13,451,230

TOTAL BRAZIL		222,259,569
CANADA — 11.4%
Materials — 11.4%
Fortuna Mining *	3,142,163	30,241,963
Lithium Argentina *	3,395,235	34,529,540
SSR Mining *	1,257,557	36,144,023

TOTAL CANADA		100,915,526
CHILE — 4.7%
Consumer Staples — 4.7%
Cencosud	9,353,375	23,564,052
Cia Cervecerias Unidas	3,255,727	18,387,318

TOTAL CHILE		41,951,370
TOTAL COMMON STOCK (Cost $857,683,764)		855,067,933

PREFERRED STOCK — 3.3%
CHILE— 3.3%
Consumer Staples — 3.3%
Embotelladora Andina (B)	6,341,525	29,455,323
TOTAL PREFERRED STOCK (Cost $18,637,896)		29,455,323

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 6.8%
Cantor Fitzgerald Securities 3.660%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $369,095 (collateralized by various U.S. Government Obligations, ranging in par value $291 - $70,143, 2.000% - 6.809%, 04/01/2033 - 09/20/2075, with a total market value of $374,886)	$369,057	$369,057
Citigroup Global Markets, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $14,118,925 (collateralized by various U.S. Government Obligations, ranging in par value $20,278 - $6,260,638, 3.500% - 6.050%, 04/09/2027 - 12/15/2060, with a total market value of $14,352,463)	14,117,494	14,117,494
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $14,118,925 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,733 - $5,884,749, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $14,342,911)	14,117,494	14,117,494
JP Morgan Securities LLC 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $3,027,774 (collateralized by various U.S. Government Obligations, ranging in par value $3,330 - $975,176, 3.500% - 7.000%, 08/01/2040 - 05/01/2056, with a total market value of $3,073,795)	3,027,467	3,027,467
Nomura Securities International, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $14,118,925 (collateralized by various U.S. Government Obligations, ranging in par value $7,652 - $2,392,322, 2.500% - 6.500%, 09/01/2028 - 09/01/2062, with a total market value of $14,337,209)	14,117,494	14,117,494

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $14,118,921 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $13,454 - $14,020,191, 0.000% - 5.000%, 08/18/2026 - 02/01/2056, with a total market value of $14,305,389)	$14,117,494	$14,117,494
Standard Chartered Bank 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $207,967 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $639 - $173,560, 0.125% - 5.000%, 05/31/2028 - 03/20/2056, with a total market value of $211,334)	207,946	207,946
TOTAL REPURCHASE AGREEMENTS (Cost $60,074,446)		60,074,446
TOTAL INVESTMENTS — 106.5% (Cost $936,396,106)		$944,597,702

Percentages are based on Net Assets of $887,182,117.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $61,066,889.
(B)	There is currently no stated interest rate.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $60,074,446. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $3,484,070.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$855,067,933	$—	$—	$855,067,933
Preferred Stock	29,455,323	—	—	29,455,323
Repurchase Agreements	—	60,074,446	—	60,074,446
Total Investments in Securities	$884,523,256	$60,074,446	$—	$944,597,702

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.7%
BELGIUM — 3.2%
Industrials — 2.2%
Cenergy Holdings	197,552	$5,524,634

Materials — 1.0%
Viohalco	155,379	2,679,325

TOTAL BELGIUM		8,203,959
GREECE — 93.3%
Communication Services — 4.6%
Hellenic Telecommunications Organization	545,573	11,628,497

Consumer Discretionary — 9.5%
Allwyn	583,835	8,286,885
Autohellas Tourist and Trading	167,240	2,118,750
Ballys Intralot *(A)	3,174,513	4,148,376
FF Group *(B)	452,712	5
FF Group ADR *(B)	198,300	2
JUMBO	360,204	9,819,751
		24,373,769
Consumer Staples — 1.1%
Sarantis (A)	171,798	2,881,841

Energy — 8.4%
HELLENiQ ENERGY Holdings	443,476	5,116,351
Motor Oil Hellas Corinth Refineries	251,151	11,195,263
Tsakos Energy Navigation	128,878	5,242,757
		21,554,371
Financials — 46.9%
Alpha Bank	4,191,681	16,717,947
Eurobank	6,821,880	29,448,806
Euronext Athens Holding	97,433	805,770
National Bank of Greece	2,416,309	38,052,445
Optima bank	748,008	7,774,201
Piraeus Bank	2,922,585	27,255,244
		120,054,413

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.7%
Aegean Airlines	218,320	$2,855,513
Aktor Holding Company Technical And Energy Projects *	320,195	4,079,061
Athens International Airport (A)	314,284	3,579,788
Capital Clean Energy Carriers	89,523	1,813,736
GEK TERNA	238,598	11,436,179
Metlen Energy & Metals PLC *	277,917	11,410,350
Piraeus Port Authority	53,397	2,364,556
		37,539,183
Real Estate — 1.0%
LAMDA Development *	366,191	2,598,836

Utilities — 7.1%
Athens Water Supply & Sewage	304,350	3,670,136
Holding ADMIE IPTO	796,326	3,068,613
Public Power (A)	536,823	11,341,242
		18,079,991
TOTAL GREECE		238,710,901
UNITED STATES — 3.2%
Materials — 3.2%
Titan	150,785	8,090,402

TOTAL COMMON STOCK (Cost $205,112,812)		255,005,262

	Face Amount
REPURCHASE AGREEMENTS(C) — 2.2%
Citadel Securities LLC 3.710%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,324,196 (collateralized by various U.S. Treasury Obligations, ranging in par value $91 - $114,931, 0.000% - 6.750%, 05/15/2026 - 02/15/2056, with a total market value of $1,346,774)	$1,324,060	1,324,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $338,095 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,261 - $332,892, 1.250% - 3.500%, 06/30/2028 - 02/15/2029, with a total market value of $342,382)	$338,061	$338,061
Daiwa Capital Markets America, Inc. 3.650%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,324,194 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $350 - $551,922, 0.500% - 6.500%, 05/12/2027 - 05/01/2056, with a total market value of $1,345,202)	1,324,060	1,324,060
Deutsche Bank Securities, Inc. 3.640%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,324,194 (collateralized by various U.S. Treasury Obligations, ranging in par value $207,091 - $1,438,636, 3.000% - 3.250%, 05/15/2042 - 02/15/2048, with a total market value of $1,327,831)	1,324,060	1,324,060
RBC Dominion Securities, Inc. 3.630%, dated 04/30/2026, to be repurchased on 05/01/2026, repurchase price $1,324,194 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,296 - $746,780, 0.000% - 4.625%, 05/31/2027 - 02/15/2051, with a total market value of $1,350,376)	1,324,060	1,324,060
TOTAL REPURCHASE AGREEMENTS (Cost $5,634,301)		5,634,301
TOTAL INVESTMENTS — 101.9% (Cost $210,747,113)		$260,639,563

Percentages are based on Net Assets of $255,847,618.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Greece ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2026. The total market value of securities on loan at April 30, 2026 was $5,396,373.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2026 was $5,634,301. The total value of non-cash collateral held from securities on loan as of April 30, 2026 was $0.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$255,005,255	$—	$7	$255,005,262
Repurchase Agreements	—	5,634,301	—	5,634,301
Total Investments in Securities	$255,005,255	$5,634,301	$7	$260,639,563

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 97.7%
FRANCE — 6.1%
Industrials — 6.1%
Airbus	77,868	$15,970,394

GERMANY — 91.2%
Communication Services — 6.0%
Deutsche Telekom	464,453	15,020,844
Scout24	9,699	807,795
		15,828,639
Consumer Discretionary — 5.7%
adidas	23,820	4,118,651
Bayerische Motoren Werke	36,995	3,381,487
Continental	14,292	1,075,991
Mercedes-Benz Group	95,262	5,540,970
Zalando *	31,422	775,156
		14,892,255
Consumer Staples — 0.4%
Beiersdorf	11,821	978,705

Financials — 20.9%
Allianz	50,212	22,912,523
Commerzbank	91,373	3,773,981
Deutsche Bank	252,832	7,859,478
Deutsche Boerse	24,591	7,546,225
Hannover Rueck	7,921	2,393,545
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	17,241	10,330,686
		54,816,438
Health Care — 5.2%
Bayer	129,720	5,789,984
Fresenius & KGaA	54,440	2,634,255
Fresenius Medical Care	25,917	1,173,817
Merck KGaA	17,103	2,207,894
Siemens Healthineers	49,230	2,014,291
		13,820,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 29.0%
Brenntag	15,228	$1,108,946
Daimler Truck Holding	70,910	3,571,785
Deutsche Post	125,201	7,399,149
GEA Group	19,282	1,319,802
MTU Aero Engines	7,134	2,437,751
Rheinmetall	6,156	9,790,617
Siemens	97,130	28,775,081
Siemens Energy	102,318	21,673,921
		76,077,052
Information Technology — 13.2%
Infineon Technologies	172,816	11,581,477
SAP	134,902	23,024,870
		34,606,347
Materials — 4.8%
BASF	117,797	7,564,058
Heidelberg Materials	16,631	3,674,513
Symrise, Cl A	17,523	1,546,582
		12,785,153
Real Estate — 1.0%
Vonovia	96,537	2,594,387

Utilities — 5.0%
E.ON	296,321	6,566,141
RWE	89,248	6,488,822
		13,054,963
TOTAL GERMANY		239,454,180
UNITED STATES — 0.4%
Health Care — 0.4%
QIAGEN	27,294	929,619

TOTAL COMMON STOCK (Cost $242,770,305)		256,354,193

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — 1.9%
GERMANY—1.9%
Consumer Discretionary — 1.3%
Porsche Automobil Holding (A)	20,209	$734,416
Volkswagen (A)	27,288	2,759,914
		3,494,330
Consumer Staples — 0.6%
Henkel & KGaA (A)	20,059	1,461,223
TOTAL GERMANY		4,955,553
TOTAL PREFERRED STOCK (Cost $5,975,950)		4,955,553
TOTAL INVESTMENTS — 99.6% (Cost $248,746,255)		$261,309,746

Percentages are based on Net Assets of $262,411,032.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Mini DAX Index	8	Jun-2026	$1,112,671	$1,144,285	$17,616

*	Non-income producing security.
(A)	There is currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$256,354,193	$—	$—	$256,354,193
Preferred Stock	4,955,553	—	—	4,955,553
Total Investments in Securities	$261,309,746	$—	$—	$261,309,746

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$17,616	$—	$—	$17,616
Total Other Financial Instruments	$17,616	$—	$—	$17,616

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 100.1%
VIETNAM — 100.1%
Consumer Discretionary — 0.9%
FPT DIGITAL RETAIL JSC *	55,550	$314,056

Consumer Staples — 10.2%
DABACO Vietnam Group JSC *	143,285	122,870
HAGL JSC *	388,400	240,217
KIDO Group	102,873	170,967
Masan Consumer	38,700	201,172
Masan Group *	439,020	1,279,330
Saigon Beer Alcohol Beverage	94,100	169,598
Thanh Thanh Cong - Bien Hoa JSC *	268,347	207,204
Vietnam Dairy Products JSC	446,400	1,031,522
Vinh Hoan	76,280	177,133
		3,600,013
Energy — 1.8%
PetroVietnam Drilling & Well Services JSC	194,852	229,194
PetroVietnam Technical Services *	164,308	236,908
Petrovietnam Transportation *	186,110	155,356
		621,458
Financials — 25.5%
Bank for Foreign Trade of Vietnam JSC	509,049	1,155,042
Bank for Investment and Development of Vietnam JSC	189,583	288,457
FPT Securities JSC	110,448	109,170
Ho Chi Minh City Securities	351,900	357,174
MB Securities JSC	255,750	188,258
Nam A Commercial JSB *	369,075	197,456
Sai Gon-Ha Noi Securities JSC	302,701	194,105
Saigon - Hanoi Commercial Joint Stock Bank	961,095	530,599
Saigon Thuong Tin Commercial JSB *	352,900	903,842
SSI Securities	987,302	1,035,815
Techcom Securities JSC	155,800	299,127
Tien Phong Commercial Joint Stock Bank	301,515	185,908
Vietcap Securities JSC	367,830	365,667
Vietnam Export Import Commercial JSB *	372,647	307,534
Vietnam Joint Stock Commercial Bank for Industry and Trade	209,960	278,433

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Vietnam Prosperity JSC Bank	734,500	$738,541
VIX Securities JSC *	1,498,794	949,720
VNDirect Securities	721,650	440,849
VP Bank Securities *	194,400	202,108
VPS Securities JSC *	223,980	293,201
		9,021,006
Industrials — 9.3%
Binh Minh Plastics JSC	21,700	119,883
Development Investment Construction JSC *	282,018	157,301
Gelex Electric Equipment JSC	38,400	254,834
Gelex Group JSC	287,715	426,851
Gemadept	77,400	221,143
Ha Do Group JSC	140,981	138,547
Ho Chi Minh City Infrastructure Investment JSC	186,500	136,575
Hoang Huy Investment Financial Services JSC *	324,231	223,289
IDICO JSC	134,306	230,341
PC1 Group JSC *	163,173	121,041
Tasco JSC *	366,440	221,074
Vietjet Aviation JSC *	109,600	748,549
Vietnam Construction and Import-Export JSC	225,081	189,169
Viettel Post Joint Stock	38,340	98,923
		3,287,520
Information Technology — 4.7%
CMC *	83,000	87,551
Digiworld	86,286	142,255
FPT	501,800	1,437,522
		1,667,328
Materials — 9.0%
Duc Giang Chemicals JSC	121,080	246,249
Hoa Phat Group JSC *	2,265,476	2,385,390
Hoa Sen Group	237,830	143,934
PetroVietNam Ca Mau Fertilizer JSC	106,800	173,036
Petrovietnam Fertilizer & Chemicals JSC	221,926	223,147
		3,171,756

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 37.1%
CEO Group JSC *	205,613	$138,870
Dat Xanh Group JSC *	388,011	225,990
Khang Dien House Trading and Investment JSC *	359,619	346,588
Kinh Bac City Development Holding *	299,100	384,727
Novaland Investment Group *	722,091	561,672
Phat Dat Real Estate Development *	337,514	210,666
Sai Gon VRG Investment	87,599	201,755
Van Phu Real estate development JSC *	90,864	211,689
Vincom Retail JSC *	580,100	710,955
Vingroup JSC *	1,079,000	8,761,374
Vinhomes JSC *	243,800	1,350,590
		13,104,876
Utilities — 1.6%
Binh Duong Water Environment JSC	63,700	105,139
PetroVietnam Gas JSC	71,475	203,943
PetroVietnam Power *	526,353	252,642
		561,724
TOTAL VIETNAM		35,349,737
TOTAL COMMON STOCK (Cost $26,665,868)		35,349,737

	Number of Rights
RIGHTS — 0.0%
Vietnam — 0.0%
Thanh Thanh Cong - Bien Hoa JSC*(A) Expires 05/08/26	253,158	—

TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 100.1% (Cost $26,665,868)		$35,349,737

Percentages are based on Net Assets of $35,325,449.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X MSCI Vietnam ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$—	$35,349,737	$—		$35,349,737
Rights	—	—	—	^	—
Total Investments in Securities	$—	$35,349,737	$—		$35,349,737

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ This category includes securities with a value of $—.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
DAX — Deutscher Aktien Index
JSB — Joint-Stock Bank
JSC — Joint-Stock Company
PCL — Public Company Limited
PLC — Public Limited Company
NVDR — Non-Voting Depositary Receipt

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF		Global X MSCI Norway ETF
Assets:
Cost of Investments	$99,002,446		$192,152,043		$153,154,688
Cost of Repurchase Agreement	4,546,269		1,638,174		408,507
Cost (Proceeds) of Foreign Currency	535,612		—		997,329
Investments, at Value	$136,986,115	*	$148,314,706	*	$161,328,603	*
Repurchase Agreement, at Value	4,546,269		1,638,174		408,507
Cash	317,514		—		—
Foreign Currency, at Value	535,612		—		997,321
Dividend, Interest, and Securities Lending Income Receivable	24,524		5,185		576,443
Reclaim Receivable	3,367		—		7,506
Unrealized Appreciation on Spot Contracts	—		—		1,080
Total Assets	142,413,401		149,958,065		163,319,460
Liabilities:
Obligation to Return Securities Lending Collateral	4,546,269		1,638,174		408,507
Payable due to Investment Adviser	68,136		82,184		74,716
Cash Overdraft	—		14,732		682,469
Custodian Fees Payable	—		3		—
Total Liabilities	4,614,405		1,735,093		1,165,692
Net Assets	$137,798,996		$148,222,972		$162,153,768
Net Assets Consist of:
Paid-in Capital	$201,513,807		$512,784,551		$196,744,488
Total Accumulated Losses	(63,714,811)		(364,561,579)		(34,590,720)
Net Assets	$137,798,996		$148,222,972		$162,153,768
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,529,699		7,470,000		4,216,111
Net Asset Value, Offering and Redemption Price Per Share	$39.04		$19.84		$38.46
*Includes Market Value of Securities on Loan	$4,473,470		$4,787,836		$387,525

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$77,948,982		$876,321,660		$205,112,812
Cost of Repurchase Agreement	1		60,074,446		5,634,301
Cost (Proceeds) of Foreign Currency	7,448		1,798,910		167,340
Investments, at Value	$93,782,227	*	$884,523,256	*	$255,005,262	*
Repurchase Agreement, at Value	1		60,074,446		5,634,301
Cash	365,943		888,217		—
Foreign Currency, at Value	7,448		1,798,907		167,340
Dividend, Interest, and Securities Lending Income Receivable	1,059,802		2,191,297		868,904
Unrealized Appreciation on Spot Contracts	1,240		—		—
Receivable for Investment Securities Sold	—		29,234,614		—
Reclaim Receivable	—		643		124,340
Total Assets	95,216,661		978,711,380		261,800,147
Liabilities:
Obligation to Return Securities Lending Collateral	1		60,074,446		5,634,301
Unrealized Depreciation on Spot Contracts	—		—		480
Payable due to Investment Adviser	51,043		428,854		126,500
Payable for Capital Shares Redeemed	—		31,025,963		—
Payable for Investment Securities Purchased	372,896		—		—
Cash Overdraft	—		—		164,066
Custodian Fees Payable	45		—		27,182
Total Liabilities	423,985		91,529,263		5,952,529
Net Assets	$94,792,676		$887,182,117		$255,847,618
Net Assets Consist of:
Paid-in Capital	$91,620,225		$901,784,724		$387,496,908
Total Distributable Earnings (Accumulated Losses)	3,172,451		(14,602,607)		(131,649,290)
Net Assets	$94,792,676		$887,182,117		$255,847,618
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,880,000		9,714,975		3,715,644
Net Asset Value, Offering and Redemption Price Per Share	$19.42		$91.32		$68.86
*Includes Market Value of Securities on Loan	$—		$61,066,889		$5,396,373

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$248,746,255	$26,665,868
Cost (Proceeds) of Foreign Currency	217,039	(18,725)
Investments, at Value	$261,309,746	$35,349,737
Cash	315,163	2,165
Foreign Currency, at Value	220,893	—
Reclaim Receivable	668,136	—
Dividend, Interest, and Securities Lending Income Receivable	378,985	6,073
Cash Collateral on Futures Contracts	82,497	—
Unrealized Appreciation on Spot Contracts	233	—
Receivable for Variation Margin on Futures Contracts	11,860	—
Total Assets	262,987,513	35,357,975
Liabilities:
Payable for Investment Securities Purchased	451,189	—
Payable due to Investment Adviser	42,786	13,811
Due to Custodian	82,497	—
Custodian Fees Payable	9	8
Overdraft of Foreign Currency	—	18,707
Total Liabilities	576,481	32,526
Net Assets	$262,411,032	$35,325,449
Net Assets Consist of:
Paid-in Capital	$248,189,630	$30,089,516
Total Distributable Earnings	14,221,402	5,235,933
Net Assets	$262,411,032	$35,325,449
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,810,000	1,380,000
Net Asset Value, Offering and Redemption Price Per Share	$45.17	$25.60

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$2,992,736	$717,890	$6,401,299
Interest Income	8,294	4,149	855
Security Lending Income, Net	24,178	42,089	937
Less: Foreign Taxes Withheld	(464,262)	(29,843)	(895,355)
Total Investment Income	2,560,946	734,285	5,507,736
Expenses:
Supervision and Administration Fees(1)	388,565	621,419	222,869
Custodian Fees(2)	4,159	1,046	56
Total Expenses	392,724	622,465	222,925
Net Investment Income	2,168,222	111,820	5,284,811
Net Realized Gain (Loss) on:
Investments(3)	3,274,283	(2,206,583)	8,390,795
Futures Contracts	—	(62,788)	—
Foreign Currency Transactions	(266,985)	(136)	(4,282)
Net Realized Gain (Loss)	3,007,298	(2,269,507)	8,386,513
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,754,381	(26,211,507)	12,203,643
Futures Contracts	—	6,070	—
Foreign Currency Translations	(201)	(35)	4,919
Net Change in Unrealized Appreciation (Depreciation)	9,754,180	(26,205,472)	12,208,562
Net Realized and Unrealized Gain (Loss)	12,761,478	(28,474,979)	20,595,075
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,929,700	$(28,363,159)	$25,879,886

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$2,597,056	$7,458,844	$3,882,382
Interest Income	3,372	16,216	11,089
Security Lending Income, Net	322	450,262	3,580
Less: Foreign Taxes Withheld	(182,464)	(235,194)	(246,276)
Total Investment Income	2,418,286	7,690,128	3,650,775
Expenses:
Supervision and Administration Fees(1)	272,762	2,333,987	821,738
Custodian Fees(2)	335	5,765	9,054
Total Expenses	273,097	2,339,752	830,792
Net Investment Income	2,145,189	5,350,376	2,819,983
Net Realized Gain (Loss) on:
Investments(3)	(571,738)	7,843,332	46,306,087
Foreign Currency Transactions	(14,651)	(396,887)	10,223
Net Realized Gain (Loss)	(586,389)	7,446,445	46,316,310
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,968,076	(39,858,951)	(17,480,742)
Foreign Currency Translations	(12,900)	(2,154)	1,941
Net Change in Unrealized Appreciation (Depreciation)	6,955,176	(39,861,105)	(17,478,801)
Net Realized and Unrealized Gain (Loss)	6,368,787	(32,414,660)	28,837,509
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,513,976	$(27,064,284)	$31,657,492

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$3,030,629	$71,674
Interest Income	373	3,292
Reclaim Income	240,128	—
Less: Foreign Taxes Withheld	(601,166)	—
Total Investment Income	2,669,964	74,966
Expenses:
Supervision and Administration Fees(1)	270,907	74,162
Custodian Fees(2)	374	108
Total Expenses	271,281	74,270
Net Investment Income	2,398,683	696
Net Realized Gain (Loss) on:
Investments(3)	5,707,601	510,299
Futures Contracts	(24,750)	—
Foreign Currency Transactions	(3,950)	(39,159)
Net Realized Gain (Loss)	5,678,901	471,140
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,171,331)	3,345,243
Futures Contracts	8,571	—
Foreign Currency Translations	11,880	(36)
Net Change in Unrealized Appreciation (Depreciation)	(2,150,880)	3,345,207
Net Realized and Unrealized Gain (Loss)	3,528,021	3,816,347
Net Increase in Net Assets Resulting from Operations	$5,926,704	$3,817,043

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Consumer Discretionary ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,168,222	$7,756,861	$111,820	$2,636,268
Net Realized Gain (Loss)	3,007,298	(1,680,926)	(2,269,507)	(15,893,820)
Net Change in Unrealized Appreciation (Depreciation)	9,754,180	30,924,649	(26,205,472)	41,214,159
Net Increase (Decrease) in Net Assets Resulting from Operations	14,929,700	37,000,584	(28,363,159)	27,956,607
Distributions:	(5,669,145)	(4,336,039)	(1,847,311)	(5,397,012)
Capital Share Transactions:
Issued	43,848,850	64,779,347	—	20,888,335
Redeemed	(23,902,572)	(24,414,312)	(56,422,720)	(51,034,398)
Increase (Decrease) in Net Assets from Capital Share Transactions	19,946,278	40,365,035	(56,422,720)	(30,146,063)
Total Increase (Decrease) in Net Assets	29,206,833	73,029,580	(86,633,190)	(7,586,468)
Net Assets:
Beginning of Year/Period	108,592,163	35,562,583	234,856,162	242,442,630
End of Year/Period	$137,798,996	$108,592,163	$148,222,972	$234,856,162
Share Transactions:
Issued	1,080,000	2,380,000	—	910,000
Redeemed	(630,000)	(840,000)	(2,700,000)	(2,470,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	450,000	1,540,000	(2,700,000)	(1,560,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Southeast Asia ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$5,284,811	$2,292,807	$2,145,189	$2,616,588
Net Realized Gain (Loss)	8,386,513	(1,804,565)	(586,389)	(1,153,673)
Net Change in Unrealized Appreciation (Depreciation)	12,208,562	9,203,073	6,955,176	5,054,857
Net Increase in Net Assets Resulting from Operations	25,879,886	9,691,315	8,513,976	6,517,772
Distributions:	(823,326)	(2,372,419)	(1,548,147)	(2,160,382)
Capital Share Transactions:
Issued	112,711,498	5,862,953	19,912,279	9,619,709
Redeemed	(28,979,995)	(8,513,704)	—	(4,084,044)
Increase (Decrease) in Net Assets from Capital Share Transactions	83,731,503	(2,650,751)	19,912,279	5,535,665
Total Increase in Net Assets	108,788,063	4,668,145	26,878,108	9,893,055
Net Assets:
Beginning of Year/Period	53,365,705	48,697,560	67,914,568	58,021,513
End of Year/Period	$162,153,768	$53,365,705	$94,792,676	$67,914,568
Share Transactions:
Issued	3,140,000	210,000	1,050,000	590,000
Redeemed	(770,000)	(310,000)	—	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,370,000	(100,000)	1,050,000	340,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$5,350,376	$5,121,751	$2,819,983	$9,014,658
Net Realized Gain (Loss)	7,446,445	162,687,401	46,316,310	53,958,047
Net Change in Unrealized Appreciation (Depreciation)	(39,861,105)	(40,688,867)	(17,478,801)	44,886,519
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,064,284)	127,120,285	31,657,492	107,859,224
Distributions:	(5,785,862)	(11,293,082)	(6,088,990)	(10,813,330)
Capital Share Transactions:
Issued	255,174,929	866,916,293	38,944,956	82,476,822
Redeemed	(121,363,225)	(656,886,840)	(88,785,756)	(91,358,837)
Increase (Decrease) in Net Assets from Capital Share Transactions	133,811,704	210,029,453	(49,840,800)	(8,882,015)
Total Increase (Decrease) in Net Assets	100,961,558	325,856,656	(24,272,298)	88,163,879
Net Assets:
Beginning of Year/Period	786,220,559	460,363,903	280,119,916	191,956,037
End of Year/Period	$887,182,117	$786,220,559	$255,847,618	$280,119,916
Share Transactions:
Issued	2,690,000	10,310,000	540,000	1,490,000
Redeemed	(1,330,000)	(8,280,000)	(1,310,000)	(1,820,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,360,000	2,030,000	(770,000)	(330,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Vietnam ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,398,683	$4,654,981	$696	$134,856
Net Realized Gain (Loss)	5,678,901	25,919,798	471,140	(723,205)
Net Change in Unrealized Appreciation (Depreciation)	(2,150,880)	6,490,085	3,345,207	6,040,776
Net Increase in Net Assets Resulting from Operations	5,926,704	37,064,864	3,817,043	5,452,427
Distributions:	(514,062)	(4,320,886)	(107,753)	(136,046)
Capital Share Transactions:
Issued	13,792,756	249,886,591	7,354,997	8,084,122
Redeemed	(35,436,682)	(74,396,237)	—	(1,064,529)
Increase (Decrease) in Net Assets from Capital Share Transactions	(21,643,926)	175,490,354	7,354,997	7,019,593
Total Increase (Decrease) in Net Assets	(16,231,284)	208,234,332	11,064,287	12,335,974
Net Assets:
Beginning of Year/Period	278,642,316	70,407,984	24,261,162	11,925,188
End of Year/Period	$262,411,032	$278,642,316	$35,325,449	$24,261,162
Share Transactions:
Issued	300,000	6,030,000	300,000	400,000
Redeemed	(820,000)	(1,790,000)	—	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(520,000)	4,240,000	300,000	330,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2026 (Unaudited)§	35.26	0.65	4.96	5.61	(1.83)	—	—
2025	23.10	2.87	11.14	14.01	(1.85)	—	—
2024	20.03	1.70	2.95	4.65	(1.58)	—	—
2023	19.68	1.41	0.37 ^	1.78	(1.43)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
Global X MSCI China Consumer Discretionary ETF
2026 (Unaudited)§	23.09	0.01	(3.07)	(3.06)	(0.19)	—	—
2025	20.67	0.24	2.68	2.92	(0.50)	—	—
2024	17.72	0.35	3.10	3.45	(0.50)	—	—
2023	14.55	0.08	3.14	3.22	(0.05)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51 ^	0.51	(0.02)	—	—
Global X MSCI Norway ETF (1)
2026 (Unaudited)§	28.91	2.00	7.98	9.98	(0.43)	—	—
2025	25.02	1.21	3.89	5.10	(1.21)	—	—
2024	23.34	1.32	1.67	2.99	(1.31)	—	—
2023	24.43	1.13	(0.90)	0.23	(1.32)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
§	For the period ended April 30, 2026.
(1)

On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the Combined Fund for periods prior to the date of the Reorganization represent the performance of the Acquired Fund. (See Note 1 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(1.83)	39.04	16.40	137,799	0.62	†	3.40	†	28.07
(1.85)	35.26	64.05	108,592	0.62		10.00		43.75
(1.58)	23.10	23.21	35,563	0.62		7.04		38.17
(1.43)	20.03	9.09	29,843	0.63		6.93		36.17
(1.85)	19.68	(31.39)	20,857	0.62		8.01		50.35
(0.87)	30.76	35.98	41,831	0.61		2.21		16.08

(0.19)	19.84	(13.32)	148,223	0.65	†	0.12	†	9.32
(0.50)	23.09	14.55	234,856	0.65		1.13		23.57
(0.50)	20.67	20.00	242,443	0.65		2.00		32.76
(0.05)	17.72	22.10	277,551	0.65		0.44		15.93
(0.06)	14.55	(51.28)	214,216	0.65		0.25		22.64
(0.02)	29.94	1.73	649,503	0.65		—		34.56

(0.43)	38.46	34.93	162,154	0.50	†	11.86	†	1.78
(1.21)	28.91	21.00	53,366	0.50		4.44		8.98
(1.31)	25.02	12.74	48,698	0.50		5.27		15.89
(1.32)	23.34	0.87	54,065	0.51		4.57		10.01
(0.70)	24.43	(21.72)	99,105	0.50		3.72		15.58
(0.47)	32.01	64.44	103,935	0.50		3.09		9.74

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X FTSE Southeast Asia ETF
2026 (Unaudited)§	17.73	0.48	1.58	2.06	(0.37)	—	—
2025	16.63	0.70	1.00	1.70	(0.60)	—	—
2024	14.07	0.58	2.60	3.18	(0.62)	—	—
2023	14.02	0.55	(0.06)	0.49	(0.44)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
Global X MSCI Argentina ETF
2026 (Unaudited)§	94.10	0.62	(2.70)	(2.08)	(0.70)	—	—
2025	72.79	0.47	21.86	22.33	(1.02)	—	—
2024	38.37	1.33	33.83	35.16	(0.74)	—	—
2023	31.13	0.96	7.02	7.98	(0.74)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
Global X MSCI Greece ETF
2026 (Unaudited)§	62.45	0.64	7.17	7.81	(1.40)	—	—
2025	39.86	2.07	23.08	25.15	(2.56)	—	—
2024	33.81	1.64	5.28	6.92	(0.87)	—	—
2023	24.14	0.79	9.79	10.58	(0.91)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.37)	19.42	11.74	94,793	0.65	†	5.11	†	3.73
(0.60)	17.73	10.58	67,915	0.65		4.26		9.31
(0.62)	16.63	23.18	58,022	0.65		3.81		10.59
(0.44)	14.07	3.37	38,282	0.65		3.66		11.40
(0.61)	14.02	(3.13)	37,861	0.65		2.67		13.92
(0.27)	15.10	31.94	35,776	0.65		4.27		13.46

(0.70)	91.32	(2.21)	887,182	0.59	†	1.35	†	12.97
(1.02)	94.10	30.87	786,221	0.59		0.56		32.02
(0.74)	72.79	92.36	460,364	0.59		2.26		29.63
(0.74)	38.37	25.68	50,837	0.59		2.35		36.49
(0.65)	31.13	(3.42)	26,930	0.59		2.52		44.70
(0.11)	33.00	40.09	34,810	0.59		0.85		31.35

(1.40)	68.86	12.60	255,848	0.56	†	1.89	†	7.68
(2.56)	62.45	65.92	280,120	0.56		3.96		28.96
(0.87)	39.86	20.64	191,956	0.57		4.08		24.24
(0.91)	33.81	44.57	153,710	0.57		2.42		29.17
(0.63)	24.14	(11.63)	107,078	0.57		2.83		24.34
(0.53)	27.98	61.52	151,828	0.56		1.76		38.42

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X DAX Germany ETF
2026 (Unaudited)§	44.02	0.39	0.84	1.23	(0.08)	—	—
2025	33.69	0.96	10.05	11.01	(0.68)	—	—
2024	26.28	0.82	7.36	8.18	(0.77)	—	—
2023	22.74	0.86	3.44	4.30	(0.76)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
Global X MSCI Vietnam ETF
2026 (Unaudited)§	22.46	—	3.23	3.23	(0.09)	—	—
2025	15.90	0.17	6.57	6.74	(0.18)	—	—
2024	14.28	0.11	1.56	1.67	(0.05)	—	—
2023	14.67	0.16	(0.40)	(0.24)	(0.15)	—	—
2022(1)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+	Effective March 1, 2021, the Fund’s management fees were lowered to 0.20%. Prior to March 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27% for the year ended October 31, 2021.
§	For the period ended April 30, 2026.
(1)	The Fund commenced operations on December 7, 2021.
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.08)	45.17	2.80	262,411	0.20	†	1.77	†	1.84
(0.68)	44.02	32.73	278,642	0.20		2.28		8.14
(0.77)	33.69	31.32	70,408	0.20		2.55		6.71
(0.76)	26.28	18.65	47,309	0.20		3.05		16.81
(0.94)	22.74	(28.29)	39,339	0.21		3.52		10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22

(0.09)	25.60	14.42	35,325	0.50	†	—	†	14.61
(0.18)	22.46	42.87	24,261	0.51		0.93		22.26
(0.05)	15.90	11.71	11,925	0.51		0.70		13.16
(0.15)	14.28	(1.71)	9,140	0.55		0.99		44.49
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2026, the Trust had one hundred twenty-four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X DAX Germany ETF, and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2026. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value, or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS — To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of April 30, 2026, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

FUTURES CONTRACTS — To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2026, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BNY, if a Fund for which BNY is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities and Custodian Fees on the Statements of Operations, if applicable.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Funds’ Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X MSCI Colombia ETF	10,000	$700	$700
Global X MSCI China Consumer Discretionary ETF	10,000	500	500
Global X MSCI Norway ETF	10,000	300	300
Global X FTSE Southeast Asia ETF	10,000	600	600
Global X MSCI Argentina ETF	10,000	250	250
Global X MSCI Greece ETF	10,000	400	400
Global X DAX Germany ETF	10,000	250	250
Global X MSCI Vietnam ETF	10,000	1,000	1,000

SEGMENT REPORTING – The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and, provides or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Vietnam ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

For all Funds, BNY serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI Colombia ETF	$55,737,385	$41,000,754
Global X MSCI China Consumer Discretionary ETF	17,668,212	25,657,666
Global X MSCI Norway ETF	5,508,383	1,564,599
Global X FTSE Southeast Asia ETF	8,631,575	3,135,512
Global X MSCI Argentina ETF	118,887,044	105,444,266
Global X MSCI Greece ETF	24,675,839	22,821,891
Global X DAX Germany ETF	6,530,571	5,012,079
Global X MSCI Vietnam ETF	11,716,451	4,423,434

During the period ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X MSCI Colombia ETF	$7,063,540	$6,338,332	$3,427,624
Global X MSCI China Consumer Discretionary ETF	–	49,799,278	3,939,981
Global X MSCI Norway ETF	112,582,314	28,978,132	8,819,388
Global X FTSE Southeast Asia ETF	14,083,226	–	–
Global X MSCI Argentina ETF	228,410,720	111,413,537	23,368,122
Global X MSCI Greece ETF	32,962,762	88,713,792	45,846,064
Global X DAX Germany ETF	13,776,675	35,420,951	7,416,589
Global X MSCI Vietnam ETF	–	–	–

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2026.

Asset Derivatives					Liability Derivatives
		Fair Value				Fair Value

Global X DAX Germany ETF

Equity contracts	Unrealized appreciation on Futures Contracts	$17,616	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$17,616				$–

*    Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

Amount of realized gain (loss) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF
Equity contracts	$(62,788)

Global X DAX Germany ETF
Equity contracts	$(24,750)

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statements of Operations:

Futures Contracts
Global X MSCI China Consumer Discretionary ETF

Equity contracts	$6,070

Global X DAX Germany ETF

Equity contracts	$8,571

The following table discloses the average monthly balances of the Funds’ futures activity during the period ended April 30, 2026:

	Average Notional Balance Short	Average Notional Balance Long
Global X MSCI China Consumer Discretionary ETF	$–	$75,599
Global X DAX Germany ETF	–	849,786

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

The permanent differences are primarily attributable to redemptions in-kind and sales and mark to market of passive foreign investment companies.

The tax character of dividends and distributions declared during the periods ended October 31, 2025 and 2024 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2025	$4,336,039	$–	$–	$4,336,039
2024	2,642,478	–	–	2,642,478
Global X MSCI China Consumer Discretionary ETF
2025	$5,397,012	$–	$–	$5,397,012
2024	7,138,578	–	–	7,138,578
Global X MSCI Norway ETF
2025	$2,372,419	$–	$–	$2,372,419
2024	2,631,333	–	–	2,631,333
Global X FTSE Southeast Asia ETF
2025	$2,160,382	$–	$–	$2,160,382
2024	1,664,882	–	–	1,664,882
Global X MSCI Argentina ETF
2025	$11,293,082	$–	$–	$11,293,082
2024	2,397,304	–	–	2,397,304
Global X MSCI Greece ETF
2025	$10,813,330	$–	$–	$10,813,330
2024	4,100,078	–	–	4,100,078
Global X DAX Germany ETF
2025	$4,320,886	$–	$–	$4,320,886
2024	1,646,912	–	–	1,646,912
Global X MSCI Vietnam ETF
2025	$136,046	$–	$–	$136,046
2024	34,825	–	–	34,825

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MSCI Colombia ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$5,239,997	$1,847,307	$534,108	$1,311,225
Capital Loss Carryforwards	(99,380,032)	(296,647,463)	(55,070,551)	(12,444,019)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	21,164,666	(39,550,946)	(5,110,830)	7,339,416
Other Temporary Differences	3	(7)	(7)	–
Total Accumulated Losses	$(72,975,366)	$(334,351,109)	$(59,647,280)	$(3,793,378)

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X DAX Germany ETF	Global X MSCI Vietnam ETF
Undistributed Ordinary Income	$2,932,150	$4,500,907	$514,060	$91,180
Capital Loss Carryforwards	(20,123,647)	(225,554,356)	(4,170,854)	(2,950,889)
Unrealized Appreciation on Investments and Foreign Currency	35,439,035	63,835,681	12,465,563	4,386,352
Other Temporary Differences	1	(24)	(9)	–
Total Distributable Earnings (Accumulated Losses)	$18,247,539	$(157,217,792)	$8,808,760	$1,526,643

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI Colombia ETF	$103,548,715	$40,641,194	$(2,657,525)	$37,983,669
Global X MSCI China Consumer Discretionary ETF	193,790,217	12,942,743	(56,780,080)	(43,837,337)
Global X MSCI Norway ETF	153,563,195	13,512,639	(5,338,724)	8,173,915
Global X FTSE Southeast Asia ETF	77,948,983	22,262,947	(6,429,702)	15,833,245
Global X MSCI Argentina ETF	936,396,106	86,356,496	(78,154,900)	8,201,596
Global X MSCI Greece ETF	210,747,113	76,176,720	(26,284,270)	49,892,450
Global X DAX Germany ETF	248,746,255	38,489,556	(25,926,065)	12,563,491
Global X MSCI Vietnam ETF	26,665,868	10,038,927	(1,355,058)	8,683,869

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Adviser uses an indexing approach in seeking to achieve each Fund’s investment objective. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund’s underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk. Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BNY are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in Global X MSCI Colombia ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, and Global X MSCI Greece ETF are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending fees.

The following is a summary of securities on loan held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2026.

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X MSCI Colombia ETF	$4,473,470	$4,473,470	$—	$—
Global X MSCI China Consumer Discretionary ETF	4,787,836	1,638,174	3,149,662	—
Global X MSCI Norway ETF	387,525	387,525	—	—
Global X MSCI Argentina ETF	61,066,889	60,074,446	992,443	—
Global X MSCI Greece ETF	5,396,373	5,396,373	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2026, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MSCI Colombia ETF
Repurchase Agreements	$4,546,269	$—	$—	$—	$4,546,269
Total	$4,546,269	$—	$—	$—	$4,546,269
Global X MSCI China Consumer Discretionary ETF
Repurchase Agreements	$1,638,174	$—	$—	$—	$1,638,174
U.S. Government Securities	—	—	4,200	3,252,931	3,257,131
Total	$1,638,174	$—	$4,200	$3,252,931	$4,895,305
Global X MSCI Norway ETF
Repurchase Agreements	$408,507	$—	$—	$—	$408,507
Total	$408,507	$—	$—	$—	$408,507
Global X FTSE Southeast Asia ETF
Repurchase Agreements	$1	$—	$—	$—	$1
Total	$1	$—	$—	$—	$1

Notes to Financial Statements (Continued)

April 30, 2026 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X MSCI Argentina ETF
Repurchase Agreements	$60,074,446	$—	$—	$—	$60,074,446
U.S. Government Securities	—	—	23,480	3,460,590	3,484,070
Total	$60,074,446	$—	$23,480	$3,460,590	$63,558,516
Global X MSCI Greece ETF
Repurchase Agreements	$5,634,301	$—	$—	$—	$5,634,301
Total	$5,634,301	$—	$—	$—	$5,634,301

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while the Acquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund.

The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received 0.4766 shares of the Acquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Notes to Financial Statements (Concluded)

April 30, 2026 (Unaudited)

10. MERGER (continued)

Assuming that the reorganization had been completed on November 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

11. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)     No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)     No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)     No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)     No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 20, 2025 (the “November Board Meeting”), called for such purpose, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Form N-CSR (each, a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management Company LLC (“Global X Management”). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)(Unaudited)

In advance of the November Board Meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)(Unaudited)

Creation Units) of the Renewal Funds by shareholders and new investors;

—	each Renewal Fund’s investment strategies and, to the extent that a Renewal Fund invests in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-, three-, and five-year or since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/ or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. To the extent that a Renewal Fund experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of its investment objective.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X MSCI China Consumer Discretionary ETF had returned negative performance for the five-year period ending September 30, 2025, but that the Renewal

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)(Unaudited)

Fund’s performance was positive for the one- and three-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X MSCI Vietnam ETF had returned negative performance for the since-inception period ending September 30, 2025, but that the Renewal Fund’s performance was positive for the one- and three-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)(Unaudited)

focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X MSCI Colombia ETF’s Management Fee was 17 basis points higher than the peer group average and 6 basis points higher than the peer group median and its total expenses were 18 basis points higher than the peer group average and 7 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were consistent with the fees and expenses of the comparable funds;

—	the Global X MSCI Norway ETF’s Management Fee was 3 basis points higher than the peer group average and equal to the peer group median and its total expenses were 2 basis points higher than the peer group average and equal to the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X FTSE Southeast Asia ETF’s Management Fee was 12 basis points higher than the peer group average and 15 basis points higher than the peer group median and its total expenses were 9 basis points higher than the peer group average and 7 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X MSCI Argentina ETF’s Management Fee and total expenses were each 15 basis points higher than the peer group average and 4 basis points higher than the peer group median, respectively, and that Global X Management believed the

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)(Unaudited)

Renewal Fund offered unique exposure and its fees and expenses were within the range of the fees and expenses of the comparable funds; and

—	the Global X MSCI Greece ETF’s Management Fee was 8 basis points higher than the peer group average and 5 basis points higher than the peer group median and its total expenses were 9 basis points higher than the peer group average and 7 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-002-1600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 8, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 8, 2026